EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 12:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

1.	Numerator:

	Six months ended June 30,
	2024	2023

Net income available to holders of ordinary shares	$6,266	$9,905

2.	Denominator:

	Six months ended June 30,
	2024	2023

Weighted average number of shares	57,016,808	56,615,714
Add – stock options	-	6,490
Denominator for diluted earnings per share – adjusted weighted average shares assuming exercise of stock options	57,016,808	56,622,204

The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, were 5,545,025 and 3,821,128 for the six months ended June 30, 2024 and 2023, respectively.